9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2019	September 30, 2018	As at September 30, 2019	As at September 30, 2018
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 146,150	$ 135,880	$ 7,536	$ 24,093

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 205,860	$ 176,745	$ 318,901	$ 252,535(b)
TOTAL:		$ 352,010	$ 312,625	$ 326,437	$ 276,628

(a)   The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.

(b)  Includes a $60,000 advance that is non-interest bearing without specific terms of repayment.